Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.62%(a)
Alabama–2.94%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,875	$ 5,809,657
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	245	257,117
Birmingham (City of), AL Water Works Board;
Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2025	4,995	5,826,561
Series 2016 B, Ref. RB	5.00%	01/01/2043	1,260	1,537,648
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	2,525	1,732,501
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,635	2,489,725
Series 2016 A, RB(d)	5.00%	09/01/2046	2,700	4,111,473
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	835	960,111
				22,724,793
Alaska–0.63%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(d)	5.50%	10/01/2041	4,755	4,828,030
Arizona–4.08%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,518,318
Arizona (State of) Industrial Development Authority;
Series 2019 A-2, RB	3.63%	05/20/2033	1,109	1,262,095
Series 2020 A, RB(f)	5.00%	12/15/2050	410	469,697
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2037	1,000	1,042,468
Series 2019 A, RB	5.00%	01/01/2038	1,000	1,039,705
Series 2019 B, RB	5.13%	01/01/2054	85	83,346
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(f)	5.25%	07/01/2052	1,250	1,288,642
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,214,191
Series 2017, Ref. RB	5.00%	11/15/2045	905	966,712
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(g)	4.00%	07/01/2045	1,750	2,065,396
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	230	264,566
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	510	591,837
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,175	3,310,699
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,585	1,910,914
Series 2017 A, RB(h)	5.00%	07/01/2047	2,535	3,056,995
Series 2020, RB(d)	5.00%	07/01/2049	3,070	3,826,622
Series 2020-XM0924, RB(d)	5.00%	07/01/2044	2,040	2,647,726
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	365	387,838
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	1,215	1,279,129
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	815	1,148,891
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,136,232
				31,512,019
Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	628,274
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–17.23%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(i)	5.00%	04/01/2027	$ 2,550	$ 3,191,911
Series 2017, Ref. RB	4.00%	04/01/2037	2,200	2,565,285
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	1,250	1,163,766
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	11,260	906,665
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	360,862
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	123,570
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	1,700	337,716
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	3,800	3,960,030
Series 2012, GO Bonds	5.00%	04/01/2042	2,790	2,899,080
Series 2013, GO Bonds	5.00%	04/01/2037	1,850	2,006,185
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,779,220
Series 2020-XM0909, GO Bonds(d)	3.00%	11/01/2050	2,375	2,554,774
Series 2020-XX1123, Ctfs.(d)(i)	4.00%	03/01/2046	3,070	3,652,139
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	855	977,137
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	499	589,454
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	848	994,273
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2044	2,080	2,622,050
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	195	219,314
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,280	1,568,471
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(g)	4.00%	05/15/2046	620	739,134
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2038	1,515	1,851,116
Series 2018 A, RB(h)	5.00%	12/31/2043	2,055	2,501,364
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(h)	4.00%	07/15/2029	1,700	1,973,214
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	255	288,324
California (State of) Pollution Control Finance Authority;
Series 2012, RB(f)(h)	5.00%	07/01/2027	1,355	1,455,603
Series 2012, RB(f)(h)	5.00%	07/01/2030	1,650	1,770,890
Series 2012, RB(f)(h)	5.00%	07/01/2037	3,610	3,814,635
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	993,599
Series 2016 A, RB(f)	5.00%	12/01/2041	1,380	1,559,548
Series 2016 A, RB(f)	5.25%	12/01/2056	1,025	1,156,854
California State University; Series 2020-XM0923, RB(d)	5.00%	11/01/2048	2,110	2,645,135
CSCDA Community Improvement Authority; Series 2021, RB(f)	4.00%	08/01/2056	510	555,115
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021-A, RB(f)	3.13%	08/01/2056	850	847,274
CSCDA Community Improvement Authority (Social Bonds); Series 2021 A-2, RB(f)	4.00%	09/01/2056	850	935,989
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	535	535,869
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(b)(j)	0.00%	01/01/2023	10,750	10,719,473
Series 2015, Ref. RB (INS - AGM)(g)(j)	0.00%	01/15/2034	4,225	3,206,320
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,400	1,522,982
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,755	3,252,230
Series 2015, Ref. RB	5.00%	06/01/2040	2,245	2,615,086
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,395	1,683,180
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,165	1,206,507
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(d)	7.15%	05/15/2044	2,045	2,592,394
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2020 A, RB	4.00%	12/01/2043	3,400	4,111,682
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	$ 2,315	$ 3,816,600
Series 2009 B, RB	6.13%	11/01/2029	990	1,261,908
Series 2009 B, RB	7.00%	11/01/2034	595	941,402
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,055	2,332,963
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(b)(c)	7.50%	12/01/2021	2,460	2,548,189
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(b)(c)	5.00%	08/01/2021	6,210	6,260,471
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016 B, RB(h)	5.00%	05/01/2041	5,000	5,958,527
Series 2019 A, Ref. RB(h)	5.00%	05/01/2036	1,195	1,500,976
Series 2019 A, Ref. RB(h)	5.00%	05/01/2039	2,400	2,993,119
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(c)(d)	5.00%	11/01/2021	5,070	5,174,061
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	685	747,049
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	3,560	1,162,093
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(b)(c)	5.25%	07/01/2021	1,440	1,445,983
University of California;
Series 2018 AZ, Ref. RB(d)	4.00%	05/15/2048	2,460	2,841,745
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,385	2,836,996
Series 2021-XF1212, Revenue Ctfs.(d)	4.00%	05/15/2051	2,605	3,120,999
				132,948,500
Colorado–4.38%
Arkansas (State of) River Power Authority; Series 2006, RB(b)	5.88%	10/01/2026	1,260	1,467,152
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	1,163,648
Colorado (State of) Board of Governors;
Series 2012 A, RB(b)(c)(d)	5.00%	03/01/2022	2,650	2,747,575
Series 2012 A, RB(b)(c)(d)	5.00%	03/01/2022	3,000	3,110,463
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,195	1,457,038
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,931,629
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(b)(c)	5.63%	06/01/2023	500	554,359
Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	600	745,288
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	670	670,259
Series 2007 A, RB	5.30%	07/01/2037	345	339,850
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	1,088,688
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	542,410
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	542,039
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(d)(i)	5.00%	08/01/2044	1,275	1,576,456
Denver (City & County of), CO;
Series 2012 B, RB(b)(c)	5.00%	11/15/2022	1,750	1,873,389
Series 2018 A, Ref. RB(d)(h)	5.25%	12/01/2048	1,795	2,219,052
Series 2018 A-2, RB(j)	0.00%	08/01/2034	1,730	1,159,950
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	513,001
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	799,165
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	774,711
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	739,817
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	3,915	6,111,659
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	985,756
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	600	661,022
				33,774,376
District of Columbia–2.72%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2035	7,050	7,960,706
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	720,728
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	3,080	3,428,926
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	$ 6,720	$ 6,951,418
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,952,229
				21,014,007
Florida–8.89%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	515	593,973
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,001,818
Broward (County of), FL;
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	2,380	2,660,498
Series 2015 A, RB(h)	5.00%	10/01/2045	1,440	1,663,962
Series 2017, RB(d)(h)(i)	5.00%	10/01/2047	2,645	3,205,136
Series 2019 B, RB(h)	4.00%	09/01/2044	850	981,657
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(f)	6.00%	07/01/2045	255	273,520
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(d)(i)	5.00%	07/01/2049	2,430	3,039,288
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,309,157)(e)(f)(l)	7.75%	05/15/2035	1,340	911,200
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,450	1,603,870
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,602,398
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(b)(c)(h)	5.13%	06/01/2021	2,475	2,475,000
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(f)(h)	7.38%	01/01/2049	680	738,301
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,580,261
Gramercy Farms Community Development District; Series 2011, Ref. RB(k)(m)	0.00%	05/01/2039	1,340	737,000
Greater Orlando Aviation Authority; Series 2019 A, RB(h)	4.00%	10/01/2044	2,250	2,588,185
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,120	2,618,875
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	215	218,202
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	660	717,882
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	314,853
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	1,155,562
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	425	427,505
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,057,070
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(h)	5.00%	10/01/2022	1,000	1,063,192
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,180	1,257,025
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,855	3,435,165
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	3,945	4,732,017
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	4,250	4,261,787
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.13%	08/01/2042	255	255,900
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(c)(h)(n)	0.83%	11/01/2021	600	600,234
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	550	552,134
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	3,465	4,198,789
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2044	1,000	470,922
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2051	1,200	428,328
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	460	157,903
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	455	150,175
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	390	123,743
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	510	553,428
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(d)	5.00%	10/01/2031	3,860	3,921,795
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	1,034,927
Reunion East Community Development District;
Series 2005, RB(e)(m)	5.80%	05/01/2036	348	3
Series 2015-2, RB	6.60%	05/01/2036	305	312,097
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sterling Hill Community Development District; Series 2003 A, RB(m)(o)	6.20%	05/01/2035	$ 1,149	$ 689,526
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,099,449
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,546,414
Tender Option Bond Trust Receipts/Certificates; Series 2021-XM0942, Revenue Ctfs.(d)	4.00%	10/01/2051	3,025	3,616,278
				68,627,247
Georgia–3.07%
Atlanta (City of), GA; Series 2015, Ref. RB(d)	5.00%	11/01/2040	12,580	14,651,167
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	3,324,716
Brookhaven Development Authority;
Series 2020, RB(d)(i)	4.00%	07/01/2044	1,150	1,353,511
Series 2020, RB(d)(i)	4.00%	07/01/2049	1,710	1,993,134
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,000	1,193,700
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,000	1,174,995
				23,691,223
Hawaii–0.79%
Hawaii (State of);
Series 2015 A, RB(h)	5.00%	07/01/2045	1,740	1,997,377
Series 2018 A, RB(h)	5.00%	07/01/2043	1,565	1,933,812
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,000	2,195,995
				6,127,184
Idaho–0.12%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	911,305
Illinois–16.38%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	735	736,394
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,208,788
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	487,553
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	391,439
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	2,910	2,997,651
Series 2012 A, GO Bonds	5.00%	01/01/2033	855	871,496
Series 2012 A, GO Bonds (INS - BAM)(g)	5.00%	01/01/2033	2,025	2,065,134
Series 2012, RB	5.00%	01/01/2042	2,745	2,812,223
Series 2014, RB	5.00%	11/01/2044	895	1,011,880
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/01/2032	1,200	1,289,651
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,930,073
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,525,862
Series 2017-2, Ref. RB (INS - AGM)(g)	5.00%	11/01/2038	1,500	1,848,929
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(h)	5.50%	01/01/2032	2,770	2,975,978
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,275	1,401,599
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(h)	5.00%	01/01/2046	865	979,641
Series 2015 D, RB	5.00%	01/01/2046	605	695,516
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	2,037,788
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,707,352
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	655	771,577
Series 2018 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2032	735	922,010
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	921,085
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,025	1,089,543
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,785	2,137,160
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(d)(i)	5.25%	12/01/2021	$ 5,760	$ 5,908,597
Series 2014, RB	5.00%	12/01/2044	3,485	3,991,940
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2035	1,000	1,171,908
Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2039	1,320	1,531,252
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	785	940,638
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(g)	5.50%	07/01/2038	2,525	2,761,338
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,428,603
Series 2014, GO Bonds	5.00%	05/01/2035	370	406,816
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,263,056
Series 2016, GO Bonds	5.00%	11/01/2036	930	1,080,436
Series 2017 A, GO Bonds	5.00%	12/01/2036	750	891,488
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	326,476
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	2,023,242
Series 2017 D, GO Bonds	5.00%	11/01/2024	85	97,619
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,600,510
Series 2018 A, GO Bonds	6.00%	05/01/2027	780	996,639
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,530,405
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,120	2,153,245
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	600	636,752
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	2,195,431
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(b)(c)	5.00%	03/01/2022	5	5,180
Series 2012, RB(b)(c)	5.00%	03/01/2022	995	1,031,253
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,645,169
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	370	370,450
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	68,233
Series 2019 A, Ref. RB	5.00%	11/01/2049	565	635,191
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(f)	4.75%	08/01/2030	850	906,267
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,800,891
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,411	1,420,145
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,002,002
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,453,269
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	158,146
Series 2017, Ref. RB	5.25%	02/15/2037	200	204,529
Series 2017, Ref. RB	5.25%	02/15/2047	850	856,591
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	04/01/2023	3,720	4,065,958
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(g)(j)	0.00%	12/15/2029	2,800	2,394,824
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	1,800	2,079,904
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2031	1,235	1,374,404
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2032	1,125	1,249,503
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(d)	5.00%	01/01/2038	3,875	4,145,485
Series 2015 A, RB(d)	5.00%	01/01/2040	6,480	7,531,124
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,220	4,759,428
Peoria (County of), IL; Series 2011, GO Bonds(d)	5.00%	12/15/2041	1,800	1,805,990
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(g)	6.50%	07/01/2030	2,305	3,120,835
Series 2002 A, RB (INS - NATL)(g)	6.00%	07/01/2029	1,175	1,572,915
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,922,418
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(d)	5.00%	01/01/2048	4,275	5,115,739
				126,448,556
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–3.04%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	$ 3,505	$ 3,562,463
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2045	1,000	1,001,910
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	194,807
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(h)	5.00%	07/01/2035	500	544,669
Series 2013 A, RB(h)	5.00%	07/01/2048	715	777,424
Series 2013, RB(h)	5.00%	07/01/2040	3,960	4,311,583
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,825	1,881,911
Series 2012 A, RB	5.00%	06/01/2039	2,680	2,756,089
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,500	1,657,857
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,260	1,519,677
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(d)	5.00%	02/01/2030	3,300	3,551,837
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,693,685
				23,453,912
Iowa–1.45%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,425	1,471,496
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,325	1,451,130
Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,290	1,424,222
Series 2019, Ref. RB	3.13%	12/01/2022	295	300,968
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	510	580,508
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2031	800	1,079,325
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	1,102,709
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	75	75,057
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,475	1,719,298
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	11,305	1,996,826
				11,201,539
Kansas–0.56%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,400	1,555,422
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,470	2,792,757
				4,348,179
Kentucky–2.24%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(n)	1.43%	02/01/2025	720	726,534
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2047	1,140	1,213,333
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,030	2,265,172
Series 2015 A, RB	5.00%	01/01/2045	340	377,369
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,512,633
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,183,798
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	1,106,208
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,520	1,811,517
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,104,119
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(g)(i)	5.00%	09/01/2044	3,920	4,903,271
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,111,232
				17,315,186
Louisiana–1.23%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(g)	4.00%	12/01/2039	1,000	1,204,100
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(f)	3.90%	11/01/2044	$ 975	$ 1,027,183
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,165	1,342,152
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	680	779,400
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(g)	5.00%	10/01/2043	455	558,101
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(c)	4.00%	06/01/2022	1,000	1,035,754
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	320	320,986
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,680	1,752,455
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,415	1,474,918
				9,495,049
Maryland–0.92%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	400	481,205
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	937,331
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	1,620	1,853,833
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	4.00%	06/01/2051	415	470,707
Series 2021, Ref. RB	4.00%	06/01/2055	250	282,613
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,280	1,678,526
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	815,017
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	550	586,539
				7,105,771
Massachusetts–2.28%
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,264,716
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	750	848,730
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,525	3,048,286
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,390	3,943,300
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2037	245	294,741
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	1,010	1,272,284
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,565	2,902,327
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(p)(q)	0.03%	01/01/2037	1,000	1,000,000
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. RB(b)(c)	5.00%	08/01/2021	3,000	3,024,281
				17,598,665
Michigan–4.47%
Academy of Warren; Series 2020 A, Ref. RB(f)	5.50%	05/01/2050	250	263,375
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	796,220
Detroit Downtown Development Authority;
Series 2018 A, RB (INS - AGM)(d)(g)(i)	5.00%	07/01/2038	1,000	1,124,536
Series 2018 A, Ref. RB (INS - AGM)(d)(g)(i)	5.00%	07/01/2043	1,150	1,292,842
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	1,267,692
Michigan (State of) Building Authority; Series 2020, Ref. VRD RB(p)	0.08%	10/15/2042	500	500,000
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(d)	5.00%	04/15/2041	2,925	3,483,136
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	1,275	1,342,596
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,217,635
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,700	2,042,332
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	1,038,147
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, Ref. RB (INS - AGM)(g)	5.00%	07/01/2030	$ 2,785	$ 3,178,463
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	726,615
Series 2014 D-1, Ref. RB (INS - AGM)(g)	5.00%	07/01/2035	1,250	1,416,293
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	727,669
Series 2015, Ref. RB	5.00%	07/01/2035	1,305	1,524,107
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	188,123
Series 2020, Ref. RB	5.00%	06/01/2045	495	540,121
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	2,330	2,654,257
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(d)(i)	5.00%	12/01/2046	3,980	4,783,190
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,268,786
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(h)	5.00%	12/31/2032	750	935,888
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB(h)	5.00%	12/01/2042	1,000	1,218,289
				34,530,312
Minnesota–0.38%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	332,249
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	537,272
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,270	1,570,656
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	462,292
				2,902,469
Mississippi–0.68%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,594,611
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(g)	5.00%	01/01/2048	1,380	1,686,833
				5,281,444
Missouri–1.24%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,319,492
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	1,235	1,513,387
Series 2019 B, RB (INS - AGM)(g)(h)	5.00%	03/01/2049	1,020	1,253,850
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	572,028
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,085,842
Series 2019, Ref. RB	5.00%	02/01/2048	335	405,153
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,140	2,422,269
				9,572,021
Nebraska–1.73%
Central Plains Energy Project (No. 3);
Series 2012, RB(r)	5.00%	09/01/2032	1,500	1,589,249
Series 2012, RB(r)	5.25%	09/01/2037	1,500	1,593,917
Series 2012, RB(r)	5.00%	09/01/2042	2,750	2,913,623
Series 2017 A, Ref. RB	5.00%	09/01/2034	210	290,116
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,205	3,268,073
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,835	2,034,826
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,648,471
				13,338,275
New Hampshire–0.38%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,835	2,930,189
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,185
				2,931,374
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–5.07%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(g)	5.75%	11/01/2028	$ 940	$ 1,162,517
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(d)(g)(i)	5.50%	09/01/2022	3,855	4,107,155
Series 2016 AAA, RB	5.00%	06/15/2041	1,100	1,298,496
Series 2021, RB	4.00%	06/15/2034	1,050	1,245,633
Series 2021, RB	4.00%	06/15/2036	750	885,243
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	690	730,916
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(n)	1.63%	03/01/2028	500	508,419
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.13%	01/01/2034	1,250	1,394,959
Series 2013, RB(h)	5.38%	01/01/2043	1,000	1,120,714
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	1,135	1,307,752
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(b)(c)(g)(j)	0.00%	12/15/2037	2,055	1,428,840
Series 2011 A, RB(b)(c)	5.50%	06/15/2021	3,195	3,201,156
Series 2011 B, RB(b)(c)	5.50%	06/15/2021	1,080	1,082,081
Series 2014, RB	5.00%	06/15/2030	945	1,190,584
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,783,682
Series 2015 AA, RB	4.75%	06/15/2035	655	737,321
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	579,983
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,584,579
Series 2018 A, Ref. RB	5.00%	12/15/2036	600	745,438
Series 2018 A, Ref. RN(d)(i)	5.00%	06/15/2029	1,625	1,934,291
Series 2018 A, Ref. RN(d)(i)	5.00%	06/15/2030	555	657,381
Series 2018 A, Ref. RN(d)(i)	5.00%	06/15/2031	1,020	1,204,871
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,875	2,320,798
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,035	1,238,653
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(c)	5.00%	07/01/2022	900	947,715
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	615	648,995
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,565	3,065,131
Series 2018 A, Ref. RB	5.25%	06/01/2046	855	1,041,838
				39,155,141
New York–22.15%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(h)	5.25%	12/31/2033	400	437,603
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,778,301
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(d)(g)	4.00%	02/15/2047	3,380	3,774,474
Metropolitan Transportation Authority;
Series 2016 A, Ref. RB	5.25%	11/15/2032	640	787,430
Series 2019 A, RB (INS - AGM)(d)(g)	4.00%	11/15/2046	2,715	3,117,610
Series 2020 A-2, RB	4.00%	02/01/2022	1,190	1,219,672
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	615	684,300
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	622,474
Series 2020 A-1, RB (INS - BAM)(g)	4.00%	11/15/2053	400	462,770
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,702,656
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(d)(h)(i)	5.00%	09/15/2028	3,360	4,253,433
New York (City of), NY;
Series 2012 A-2, VRD GO Bonds(b)(p)	0.01%	10/01/2038	5,000	5,000,000
Series 2020-XM0925, GO Bonds(d)	5.00%	08/01/2043	2,365	3,016,783
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	1,000	1,275,609
Series 2021-XM0937, Revenue Ctfs.(d)	4.00%	03/01/2047	2,640	3,134,913
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(g)	3.00%	03/01/2049	2,565	2,706,271
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	$ 7,000	$ 7,607,454
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,270	1,605,682
Subseries 2013, RB(d)	5.00%	11/01/2038	10,155	11,252,766
New York (City of), NY Water & Sewer System;
Series 2012 FF, RB(d)	5.00%	06/15/2045	9,285	9,732,573
Series 2019 EE-2, Ref. RB(d)	4.00%	06/15/2040	2,850	3,370,297
Series 2020 GG-1, RB(d)	5.00%	06/15/2048	6,485	8,282,167
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(p)	0.01%	06/15/2039	500	500,000
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	4,262,863
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(g)	5.00%	10/01/2024	225	225,785
Series 2018 E, RB(d)	5.00%	03/15/2045	5,850	7,334,093
Series 2021-XM0939, Revenue Ctfs.(d)	4.00%	03/15/2042	4,350	5,211,817
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	749,998
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	867,223
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	2,900	3,142,214
Series 2014 C, RB(d)	5.00%	03/15/2040	5,655	6,336,529
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,265	1,626,703
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(g)	5.75%	07/01/2027	1,000	1,168,243
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(d)	5.00%	12/15/2031	2,910	3,259,804
New York City (City of), NY Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2039	2,045	2,467,326
Series 2020-XF2864, Ctfs.(d)	4.00%	11/01/2045	3,410	4,005,813
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	5,880	6,507,110
New York Power Authority; Series 2020-XF0956, Ctfs.(d)	4.00%	11/15/2050	3,740	4,393,991
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(d)	4.00%	01/01/2050	5,505	6,365,454
Series 2020-XX1127, Ctfs. (INS - AGM)(d)(g)(i)	4.00%	01/01/2050	2,670	3,114,804
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2021	2,725	2,745,878
Series 2020, Ref. RB(h)	5.25%	08/01/2031	670	800,286
Series 2020, Ref. RB(h)	5.38%	08/01/2036	965	1,211,613
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,725	1,737,620
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,360	1,369,620
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	245	299,611
Series 2018, RB(h)	5.00%	01/01/2033	2,145	2,608,828
Series 2018, RB(h)	5.00%	01/01/2034	2,070	2,511,433
Series 2018, RB(h)	4.00%	01/01/2036	1,535	1,750,997
Series 2018, RB(h)	5.00%	01/01/2036	645	780,626
Series 2020, RB(h)	5.00%	10/01/2035	250	321,464
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(h)	5.00%	10/01/2040	2,045	2,585,588
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,310	3,745,563
Series 2016 A, RB(h)	5.25%	01/01/2050	1,810	2,057,106
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,791,104
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(d)	5.00%	05/15/2051	2,215	2,863,938
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	685	881,712
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,523,819
				170,951,814
North Carolina–3.53%
Charlotte (City of), NC; Series 2021 B, Ref. RB(h)	4.00%	07/01/2051	2,140	2,525,352
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	$ 640	$ 751,672
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(c)	5.00%	12/01/2028	850	1,098,547
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(p)	0.01%	01/15/2037	5,000	5,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	3,180	3,501,007
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	9,800	11,733,432
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	1,685	2,601,927
				27,211,937
North Dakota–0.62%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,210	2,550,525
Series 2017 C, RB	5.00%	06/01/2048	1,970	2,259,765
				4,810,290
Ohio–7.15%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	3,180,212
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,224,102
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	3,734,671
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,744,316
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	645,874
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	480	569,738
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,240	3,750,869
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,745	10,137,532
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	8,765	1,411,814
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,150	1,242,650
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	805	862,524
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,730	2,054,434
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB(b)(c)(d)(i)	5.00%	11/15/2021	3,685	3,767,398
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	1,530	1,649,195
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	2,525	2,801,173
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,520	3,032,026
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(b)(c)	6.25%	06/01/2021	1,200	1,200,000
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB(b)(c)	6.50%	11/15/2021	3,500	3,601,535
Series 2018 A, Ref. RB	5.25%	11/15/2048	1,710	1,981,444
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,410,131)(f)(l)	6.00%	04/01/2038	1,440	693,443
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,039,173
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(g)(h)	5.00%	12/31/2039	825	936,039
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(h)	2.60%	10/01/2029	1,000	1,063,601
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(h)	4.25%	01/15/2038	600	677,343
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,705	2,207,148
				55,208,254
Oklahoma–2.14%
Edmond Public Works Authority;
Series 2017, RB(d)	5.00%	07/01/2042	2,780	3,376,898
Series 2017, RB(d)	5.00%	07/01/2047	3,265	3,943,651
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,115	6,300,187
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $1,857,944)(e)(l)	5.00%	08/01/2052	1,990	1,452,700
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,285	1,450,613
				16,524,049
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.63%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	$ 510	$ 565,217
University of Oregon; Series 2020, RB(d)(i)	5.00%	04/01/2050	3,410	4,312,532
				4,877,749
Pennsylvania–2.86%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	855	968,098
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,210,046
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,110,804
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(g)(j)	0.00%	10/01/2036	700	420,586
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	852,524
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(k)	4.75%	12/01/2037	1,010	1,140,584
Series 2018 A-2, RB	5.00%	12/01/2048	1,220	1,509,084
Series 2018 B, RB	5.25%	12/01/2048	1,200	1,513,160
Subseries 2014 A-2, RB(k)	5.13%	12/01/2039	1,000	1,075,142
Subseries 2017 B-1, RB	5.25%	06/01/2047	2,400	2,954,788
Pennsylvania (State of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2040	600	726,607
Pennsylvania (State of) Turnpike Commission;
Series 2021 A, RB	4.00%	12/01/2043	465	552,425
Series 2021 A, RB	4.00%	12/01/2044	510	603,399
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,125	1,367,284
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	2,985	3,599,656
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(f)	5.00%	06/15/2040	155	182,814
Series 2020, Ref. RB(f)	5.00%	06/15/2050	290	337,356
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	735	888,975
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	1,027,336
				22,040,668
Puerto Rico–5.09%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,525	3,609,177
Series 2002, RB	5.63%	05/15/2043	1,520	1,527,899
Series 2005 A, RB(j)	0.00%	05/15/2050	6,050	950,481
Series 2005 B, RB(j)	0.00%	05/15/2055	2,600	231,881
Series 2008 A, RB(j)	0.00%	05/15/2057	15,290	1,020,427
Series 2008 B, RB(j)	0.00%	05/15/2057	25,565	1,338,330
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(g)	6.00%	07/01/2027	405	417,766
Series 2004 A, GO Bonds (INS - NATL)(g)	5.25%	07/01/2021	500	503,855
Series 2012 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	07/01/2035	470	486,413
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.00%	07/01/2033	180	189,971
Series 2012 A, RB	5.13%	07/01/2037	1,620	1,712,141
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	1,825	1,970,625
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2033	750	809,864
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	660	712,705
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2032	$ 125	$ 128,354
Series 2005 L, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	350	381,495
Series 2007 CC, Ref. RB (INS - AGM)(g)	5.25%	07/01/2033	1,260	1,430,193
Series 2007 N, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	785	856,977
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2034	1,225	1,375,468
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2036	1,100	1,199,502
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	2,065	2,123,563
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	455	408,946
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,525	1,299,479
Series 2018 A-1, RB(j)	0.00%	07/01/2031	330	260,153
Series 2018 A-1, RB(j)	0.00%	07/01/2033	2,165	1,581,250
Series 2018 A-1, RB(j)	0.00%	07/01/2046	5,105	1,662,035
Series 2018 A-1, RB(j)	0.00%	07/01/2051	15,510	3,667,854
Series 2018 A-1, RB	4.75%	07/01/2053	1,385	1,556,967
Series 2018 A-1, RB	5.00%	07/01/2058	4,045	4,614,558
Series 2019 A-2, RB	4.33%	07/01/2040	1,115	1,237,123
				39,265,452
Rhode Island–0.16%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,256,348
South Carolina–1.05%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,039,746
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,600	1,775,110
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	1,905	2,266,634
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	240	285,560
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	1,140	1,356,411
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,215	1,387,390
				8,110,851
South Dakota–0.47%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,660	1,889,191
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,716,376
				3,605,567
Tennessee–0.86%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,770	2,181,188
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,912,287
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,728,959
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(h)	5.00%	07/01/2049	665	827,406
				6,649,840
Texas–14.63%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,750	1,865,892
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,565	1,967,890
Central Texas Regional Mobility Authority;
Series 2020 E, RB	5.00%	01/01/2045	725	908,186
Series 2020 E, RB	4.00%	01/01/2050	1,500	1,738,300
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,997,287
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2013 A, RB(h)	5.00%	11/01/2030	1,700	1,808,866
Series 2014 A, Ref. RB(h)	5.25%	11/01/2026	1,000	1,116,146
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(p)	0.01%	11/01/2041	$ 7,900	$ 7,900,000
Houston (City of), TX;
Series 2011 D, RB(b)(c)(d)	5.00%	11/15/2021	1,215	1,242,168
Series 2011 D, RB(b)(c)(d)	5.00%	11/15/2021	3,120	3,189,765
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	505	606,464
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	2,705	2,838,312
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,360	1,486,092
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	5	5,227
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,495,060
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(h)	4.63%	10/01/2031	3,150	3,339,754
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,105,142
Series 2018, Ref. RB	5.00%	10/01/2031	600	652,352
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB	4.75%	07/01/2042	1,115	760,263
Series 2017 B, RB	5.00%	07/01/2052	595	397,725
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	846,791
Series 2016, Ref. RB	5.00%	07/01/2046	665	680,837
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(g)	5.00%	04/01/2046	2,055	2,284,256
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(f)	10.00%	12/01/2025	265	281,061
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	545,768
Series 2017, Ref. RB	5.00%	01/01/2047	630	679,209
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,550	2,768,077
North Texas Tollway Authority;
Series 2008 I, Ref. RB(b)(c)	6.20%	01/01/2025	1,000	1,207,971
Series 2011 A, RB(b)(c)	5.50%	09/01/2021	4,365	4,423,133
Series 2015 B, Ref. RB(d)(i)	5.00%	01/01/2040	10,095	10,816,278
San Antonio (City of), TX;
Series 2013, RB(b)(c)	5.00%	02/01/2023	2,695	2,907,415
Series 2021 A, RB	5.00%	02/01/2049	1,365	1,758,853
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(d)	5.00%	02/15/2047	3,530	4,224,476
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,830	3,067,486
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,483,508
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (Acquired 07/27/2007; Cost $1,000,000)(e)(l)	5.63%	11/15/2027	1,000	450,000
Series 2007, RB (Acquired 12/07/2007; Cost $743,795)(e)(l)	5.75%	11/16/2037	825	371,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	440	357,508
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,004,214)(l)	6.38%	02/15/2048	1,985	1,625,836
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	98,021
Series 2020, Ref. RB	6.75%	11/15/2051	85	97,623
Series 2020, Ref. RB	6.88%	11/15/2055	85	98,004
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	5,178,430
Texas (State of) (College Student Loan); Series 2017, GO Bonds(h)	3.00%	08/01/2034	1,000	1,092,985
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,730	2,056,652
Series 2019, RB(j)	0.00%	08/01/2042	2,290	989,592
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	3,780	4,003,057
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	3,555	2,035,872
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	1,210	661,581
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,275	5,871,586
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2017 A, RB	4.00%	10/15/2035	$ 280	$ 331,719
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,790	5,616,972
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,170	1,316,231
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,500	1,712,492
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	2,430	2,981,805
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	560	563,814
				112,907,040
Utah–3.22%
Salt Lake (City of), UT;
Series 2017 A, RB(d)(h)	5.00%	07/01/2047	2,770	3,338,595
Series 2018 A, RB(h)	5.00%	07/01/2048	1,245	1,507,611
Series 2018 A, RB(h)	5.25%	07/01/2048	1,650	2,025,334
University of Utah; Series 2013 A, RB(b)(c)(d)	5.00%	08/01/2023	14,235	15,732,485
Utah (County of), UT; Series 2016 B, RB(d)	4.00%	05/15/2047	2,070	2,217,169
				24,821,194
Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	675	676,525
Series 2010 A, RB	5.00%	10/01/2029	1,250	1,252,823
				1,929,348
Virginia–2.47%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,275	1,954,057
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	335	326,927
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(h)	5.00%	01/01/2040	380	390,012
Series 2019, RB(h)	5.00%	01/01/2044	2,025	2,077,872
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(h)	6.00%	01/01/2037	905	957,755
Series 2012, RB(h)	5.50%	01/01/2042	3,650	3,837,026
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(h)	5.00%	07/01/2034	3,390	3,479,956
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,190	1,434,136
Series 2017, RB(h)	5.00%	12/31/2052	2,505	3,014,069
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,345	1,549,006
				19,020,816
Washington–5.52%
Chelan (County of), WA Public Utility District No. 1;
Series 2011 A, Ref. RB(h)	5.50%	07/01/2025	1,080	1,084,452
Series 2011 A, Ref. RB(h)	5.50%	07/01/2026	1,175	1,179,746
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,575	1,911,092
Kalispel Tribe of Indians; Series 2018 A, RB(f)	5.00%	01/01/2032	1,400	1,642,656
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,060	3,619,187
Washington (State of); Series 2019 A, GO Bonds(d)	5.00%	08/01/2042	1,910	2,402,831
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds(b)(c)(d)	5.00%	06/01/2021	2,000	2,000,000
Series 2011 C, GO Bonds(b)(c)(d)	5.00%	06/01/2021	13,370	13,370,000
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,195	1,447,992
Series 2018, RB(d)(i)	5.00%	07/01/2048	4,275	5,164,111
Series 2018, RB	5.00%	07/01/2048	855	1,014,110
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(d)(i)	5.00%	08/01/2044	3,705	4,571,524
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	$ 440	$ 466,612
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	365	386,524
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,352,943
				42,613,780
West Virginia–0.12%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	850	943,291
Wisconsin–3.36%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(f)	6.75%	08/01/2031	640	716,418
Series 2017, RB(f)	6.75%	12/01/2042	2,190	2,511,373
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(d)(i)	5.00%	03/01/2046	6,060	7,140,419
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	630	690,901
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB(h)	5.38%	11/01/2021	700	702,608
Series 2007 B, RB(h)	5.75%	11/01/2037	625	627,498
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2055	6,470	1,863,579
Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2060	25,015	5,721,303
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2050	425	469,903
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	665	558,407
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,953,505
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,942,592
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	1,035,339
				25,933,845
Wyoming–0.36%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(d)	5.00%	01/01/2027	2,250	2,782,759
TOTAL INVESTMENTS IN SECURITIES(s)–163.62% (Cost $1,165,958,488)					1,262,929,743
FLOATING RATE NOTE OBLIGATIONS–(28.91)%
Notes with interest and fee rates ranging from 0.57% to 0.85% at 05/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(t)					(223,165,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.41)%					(273,296,775)
OTHER ASSETS LESS LIABILITIES–0.70%					5,389,754
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$771,857,722
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $4,917,654, which represented less than 1% of the Trust’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $46,139,951, which represented 5.98% of the Trust’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $52,811,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Zero coupon bond issued at a discount.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at May 31, 2021 was $5,504,429, which represented less than 1% of the Trust’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)	Security subject to crossover refunding.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Trust’s investments with a value of $358,332,227 are held by TOB Trusts and serve as collateral for the $223,165,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,261,503,214	$1,426,529	$1,262,929,743
Other Investments - Assets
Investments Matured	—	88	—	88
Total Investments	$—	$1,261,503,302	$1,426,529	$1,262,929,831
Invesco Trust for Investment Grade Municipals